Other income (Tables)	6 Months Ended
Jun. 30, 2025
Other Income
Schedule of other income
	For the six months ended June 30,
	2024	2025	2025
	S$’000	S$’000	US$’000

Government grants	28	20	16
Others	15	25	19
	43	45	35